Derivative and Hedging Activities - Schedule of Cumulative Basis Adjustment for Fair Value Hedges (Parenthetical) (Details) - USD ($) $ in Millions	Mar. 31, 2021	Dec. 31, 2020
Designated as Hedging Instrument
Derivative [Line Items]
Derivative, notional amount	$ 2,000.0	$ 2,000.0
Loans and Leases
Derivative [Line Items]
Amortized cost basis	3,400.0	3,600.0
Cumulative basis adjustment associated with hedging relationships	$ 48.0	$ 73.2